Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Rental expenses	¥ 39,581	¥ 34,090	¥ 35,788
Future minimum lease commitments
2019	33,740
2020	19,554
2021	12,507
2022	2,624
2023	402
Total	¥ 68,827